Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Lessee, Operating Lease, Liability, Maturity

Future Minimum Lease Payments (Successor Company)
2022	$1
2023	1
2024	—
2025	—
2026	—
Thereafter	—
Total minimum lease payments	$2